Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	Apr. 28, 2023
Schwab Monthly Income Fund - Target Payout | Schwab Monthly Income Fund - Target Payout
Prospectus:
Trading Symbol	SWJRX
Schwab Monthly Income Fund - Flexible Payout | Schwab Monthly Income Fund - Flexible Payout
Prospectus:
Trading Symbol	SWKRX
Schwab Monthly Income Fund - Income Payout | Schwab Monthly Income Fund - Income Payout
Prospectus:
Trading Symbol	SWLRX